CONTINGENCIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Payments made	$ 2,000,000	$ 0
Contractual obligation	$ 4,000,000	$ 3,000,000